Consolidated Statement of Stockholders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Statement of Stockholders' Equity [Abstract]
Payments of Stock Issuance Costs	$ 701,565	$ 457,060